Share-Based Payments - Summary of Company's Share Options (Detail) - Two Thousand and Sixteen Plan [Member]	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning	92,072	194,594
Number of Options, Granted	0	64,768
Number of Options, Exercised	(11,991)	0
Number of Options, Forfeited	(1,887)	(1,666)
Number of Options, Expired	(40,941)	(1,208)
Number of Options, Ending	37,253	256,488
Number of Options, Excercisable	31,905	148,009
Weighted average exercise price, Beginning | $ / shares	$ 293.544	$ 288.16
Weighted average exercise price, Granted | $ / shares	0	6.114
Weighted average exercise price, Exercised | $ / shares	14	0
Weighted average exercise price, Forfeited | $ / shares	249.33	301.822
Weighted average exercise price, Expired | $ / shares	317.129	355.108
Weighted average exercise price, Ending | $ / shares	$ 359.844	$ 216.534